Leases - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025 rig	Jun. 30, 2025 rig	Mar. 31, 2024 rig	Dec. 31, 2024 USD ($) rig	Dec. 31, 2025 USD ($) rig	Dec. 31, 2024 USD ($) rig	Dec. 31, 2023 USD ($) rig
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term					3 years
Operating lease, weighted-average discount rate, percent					6.38%
Number of Jack-up rigs leased to third parties						5
Number of rigs terminated	1	1
Total operating revenues | $					$ 1,020.8	$ 1,010.6	$ 771.6
Jack-up rigs
Lessee, Lease, Description [Line Items]
Jack-up rigs leased to third parties | $				$ 754.5	687.8	754.5
Accumulated depreciation jack-up rigs | $				$ 174.8	$ 158.5	174.8
Joint Venture Mexico
Lessee, Lease, Description [Line Items]
Number of jack-up rigs under new agreement			3	0	0		5
Perfomex and Opex
Lessee, Lease, Description [Line Items]
Number of jack-up rigs under new agreement			3
The Americas
Lessee, Lease, Description [Line Items]
Number of Jack-up rigs leased to third parties					1
Bareboat lease term					4 years
Bareboat charter revenue | Nonrelated party
Lessee, Lease, Description [Line Items]
Total operating revenues | $					$ 78.2	$ 90.8	$ 0.0